Schedule of Investments
February 28, 2025 (unaudited)
Tanaka Growth Fund

	Shares or Principal
Security Description	Amount ($)	Fair Value ($)(1)

Common Stocks - 99.50%

Accident & Health Insurance - 5.39%
Aflac, Inc.	10,490	1,148,340

Application Software - 0.98%
Nice Ltd. (2)	1,500	208,770

Asset Management - 4.83%
The Carlyle Group Inc.	20,625	1,027,950

Beverages - 0.79%
PepsiCo, Inc.	1,100	168,817

Cigarettes - 2.52%
Philip Morris International, Inc.	3,460	537,269

Credit Services - 1.52%
Mastercard, Inc.	560	322,734

Electronic Computers - 13.33%
Apple, Inc.	11,738	2,838,718

General Industrial Machinery & Equipment - 4.32%
Symbotic, Inc. (2)	40,500	919,350

Information Technology Services - 0.47%
Accenture plc Class A	290	101,065

Internet Media & Services - 2.38%
Meta Platforms, Inc. Class A	760	507,832

Measuring & Controlling Device - 3.59%
Onto Innovation, Inc. (2)	5,253	765,152

Pharmaceutical Preparations - 23.58%
Catalyst Pharmaceuticals, Inc. (2)	81,098	1,856,333
Corcept Therapeuticals, Inc. (2)	52,255	3,165,608

		5,021,941

Precious Metals - 1.20%
Aura Minerals, Inc.	16,500	254,813

Primary Smelting & Refining of - 0.00%
Blue Earth Resources, Inc. (2)	27,719	0

Radio & TV Broadcasting & Communications Equipment - 3.19%
QUALCOMM, Inc.	4,323	679,446

Retail-Catalog & Mail-Order Houses - 2.87%
Amazon.com, Inc. (2)	2,880	611,366

Security Brokers, Dealers & Flotation Companies - 5.36%
Stifel Financial Corp.	10,760	1,142,604

Semiconductors & Related Devices - 12.37%
Applied Materials, Inc.	3,870	611,731
NVIDIA Corp.	16,200	2,023,704

		2,635,435

Special Industrial Machinery - 1.74%
Chart Industries, Inc. (2)	1,945	370,620

Uranium - 9.06%
Cameco Corp. (Canada)	6,500	286,260
NexGen Energy Ltd. (2)	268,889	1,424,515
Uranium Energy Corp. (2)	39,000	218,400

		1,929,175

Total Common Stock	(Cost $ 7,427,310)	21,191,397

Short-Term Investments - 0.54%

Huntington Conservative Deposit Account - 4.120% (3)	114,774	114,774

Total Short-Term Investment Companies	(Cost $ 114,774)	114,774

Total Investments - 100.04%	(Cost $ 7,542,084)	21,306,171

Liabilities Less Other Assets - (0.04%)		(8,267)

Total Net Assets - 100.00%		21,297,904

(1) Statement on Financial Accounting Standard No. 157 "Fair Value Measurements" - Various inputs are used in determining the value of the Fund's investments.
These inputs are summarized in the three broad levels listed below.
• Level 1 - quoted prices in active markets for identical securities
• Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of February 28, 2025 in valuing the Fund's assets carried at fair value:

	Investments in	Other Financial
Valuation Inputs	Securities	Instruments (9)
Level 1 - Quoted Prices	$21,306,171	-
Level 2 - Other Significant Observable Inputs	-	-
Level 3 - Significant Unobservable Inputs	-	-
Total	$21,306,171	-

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, short-term debt instruments and repurchase agreements with a maturity of less than 60 days are valued using amortized cost, in accordance with rules under the Investment
Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

(2) Represents non-income producing securities.
(3) Investment in affiliate. The yield shown represents the 7-day yield in effect at February 28, 2025.